Annual Operating Expenses - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 28, 2023
Fidelity Advisor Small Cap Fund - Class A
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.33%
Fidelity Advisor Small Cap Fund - Class C
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	2.15%
Fidelity Advisor Small Cap Fund - Class M
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.57%
Fidelity Advisor Small Cap Fund - Class I
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.08%
Fidelity Advisor Small Cap Fund - Class Z
Operating Expenses:
Management fee	0.85%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.93%